Related Party Transactions and Balances - Schedule of Related Parties (Details)	12 Months Ended
Sep. 30, 2024
Jianbo Zhang [Member]
Schedule of Related Parties [Line Items]
Name of related parties	Founder and ultimate controlling shareholder, CEO